Initial Public Offering and Over-Allotment	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Initial Public Offering And Over-allotment
Initial Public Offering and Over-Allotment

Note 3 — Initial Public Offering and Over-Allotment

Pursuant to the IPO, the Company sold 34,500,000 units at a price of $10.00 per Unit. Each Unit consists of one ordinary share (such ordinary shares included in the Units being offered, the “Public Shares”), and one-half of one redeemable warrant (each, a “Public Warrant”). Each whole Public Warrant entitles the holder to purchase one ordinary share at a price of $11.50 per share, subject to adjustment (see Note 7).

Note 3 — Initial Public Offering and Over-Allotment

Pursuant to the IPO, the Company sold 34,500,000 units at a price of $10.00 per Unit. Each Unit consists of one ordinary share (such ordinary shares included in the Units being offered, the “Public Shares”), and one-half of one redeemable warrant (each, a “Public Warrant”). Each whole Public Warrant entitles the holder to purchase one ordinary share at a price of $11.50 per share, subject to adjustment (see Note 7).